RELATED PARTY TRANSACTIONS (Main Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Cost related to game operation		$ 117	$ 0	$ 184
Operating Lease Rent		6,236	4,449	2,522
Advertising revenue recognized from Showself		0	30	23
Xingyun [Member]
Related Party Transaction [Line Items]
Commission revenue and enterprise product revenue recognized from Wangnuo Xingyun	[1]	1,533	5,362	$ 56
Enterprise product revenue		$ 1,533
Hissage [Member]
Related Party Transaction [Line Items]
Operating Lease Rent			63
Showself [Member]
Related Party Transaction [Line Items]
Advertising revenue recognized from Showself	[2]		$ 30	$ 23
Hetu [Member]
Related Party Transaction [Line Items]
Cost related to game operation	[3]			$ 184
Inmotion Technologies Co, Ltd ("Inmotion") [Member]
Related Party Transaction [Line Items]
Advertising expense recognized from Inmotion	[4]		$ 163
Launcher [Member]
Related Party Transaction [Line Items]
Cost related to Launcher		$ 123

[1]	In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. For the year ended December 31, 2015, the Group recognized US$1,533 enterprise product revenue from Wangnuo Xingyun.
[2]	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
[3]	In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly. As Hetu is acquired by the Group, it will not be accounted as related party transaction as of the year end of 2015.
[4]	In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion. No transaction recorded with Inmotion in the year of 2015.